Consolidated statement of comprehensive income - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statement of Comprehensive Income [Line Items]
Profit (loss) recognized in the income statement	€ 2,035	€ 837	€ 3,155	€ 2,081
Other Comprehensive Income: Items that will not be reclassified to profit or loss [Abstract]
Remeasurement gains (losses) related to defined benefit plans, before tax	797	287	946	499
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss, before tax	55	(17)	54	(12)
Total of income tax related to items that will not be reclassified to profit or loss	(513)	(38)	(597)	(138)
Items that are or may be reclassified to profit or loss: Financial assets at fair value through other comprehensive income [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(554)	(74)	(971)	(325)
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(39)	(22)	(34)	(130)
Derivatives hedging variability of cash flows [Abstract]
Unrealized net gains (losses) arising during the period, before tax	(80)	(4)	(317)	23
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax	(2)	(13)	(13)	(20)
Foreign currency translation [Abstract]
Unrealized net gains (losses) arising during the period, before tax	896	(205)	1,279	465
Realized net (gains) losses arising during the period (reclassified to profit or loss), before tax		(10)		(12)
Equity Method Investments [Abstract]
Net gains (losses) arising during the period	23	(6)	25	(6)
Total of income tax related to items that are or may be reclassified to profit or loss	242	53	447	178
Other comprehensive income (loss), net of tax	905	(49)	888	521
Total comprehensive income (loss), net of tax	2,941	788	4,043	2,602
Attributable to [Abstract]
Noncontrolling interests	91	27	150	96
Deutsche Bank shareholders and additional equity components	€ 2,850	€ 760	€ 3,892	€ 2,506